Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net (loss) income	$ (51,000)		$ (51,450)
Changes in operating assets and liabilities:
Accrued expenses	25,000		25,450
Related party payable	26,000		26,000
Net cash provided by operating activities
Cash flows from investing activities
Net cash (used in) provided by investing activities
Cash flows from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash and cash equivalents at end of the period
Boost Run Holdings LLC [Member]
Cash flows from operating activities
Net (loss) income	(4,118,000)	$ 21,000		(16,274,000)	$ (212,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	4,723,000	1,371,000		10,536,000	2,534,000
Unit-based compensation expense	198,000	202,000		13,425,000	568,000
Loss on sale of fixed assets		195,000		195,000	(54,000)
Non-cash lease expense	2,537,000	402,000		3,344,000	400,000
Loss in change in fair value of digital asset receivable	3,000	61,000		70,000
Loss in change in fair value of liability-classified warrants				2,992,000
Non-cash interest expense	568,000			23,000	18,000
Changes in operating assets and liabilities:
Accounts receivable	(8,875,000)	(1,358,000)		(2,424,000)	(139,000)
Prepaid expenses	(2,302,000)	(618,000)		(5,638,000)	(743,000)
Other current assets	(500,000)	(16,000)		(75,000)
Accounts payable	(3,626,000)	99,000		6,086,000	39,000
Operating lease liabilities	(1,126,000)	(174,000)		(2,591,000)	(358,000)
Credit card payable	(48,000)	(88,000)		(138,000)	359,000
Accrued expenses and other liabilities	25,801,000	1,161,000
Other current liabilities				15,399,000	546,000
Net cash provided by operating activities	13,235,000	1,258,000		24,930,000	2,958,000
Cash flows from investing activities
Purchases of equipment	(8,931,000)	(681,000)		(11,553,000)	(3,729,000)
Operating lease prepayments	(5,068,000)
Finance lease prepayments	(1,949,000)
Purchase of intangible assets		(16,000)		(16,000)
Proceeds from sale of equipment		915,000		915,000	313,000
Capitalized software costs					(371,000)
Net cash (used in) provided by investing activities	(15,948,000)	218,000		(10,654,000)	(3,787,000)
Cash flows from financing activities
Capital contributions		500,000		500,000	1,503,000
Proceeds from Bridge Loan, net	9,954,000			4,812,000
Payments toward deferred transaction costs	(26,000)			(70,000)
Proceeds from Related Party Loan				1,430,000
Finance lease liabilities	(3,721,000)	(970,000)		(11,536,000)	(405,000)
Net cash used in financing activities	6,207,000	(470,000)		(4,864,000)	1,098,000
Net change in cash and cash equivalents	3,494,000	1,006,000		9,412,000	269,000
Cash and cash equivalents at beginning of the period	9,747,000	335,000		335,000	66,000
Cash and cash equivalents at end of the period	13,241,000	1,341,000	$ 9,747,000	9,747,000	335,000
Supplemental disclosures of cash flow information:
Cash paid for interest	150,000			1,647,000	188,000
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities	60,117,000	21,770,000		37,035,000
Right-of-use assets obtained in exchange for new operating lease liabilities	93,898,000	1,601,000		9,135,000	3,338,000
Purchased fixed assets included in accounts payable	8,133,000			2,944,000
Issuance of Class C Units				2,992,000
Deferred transaction costs in accounts payable and other current liabilities	$ 633,000			$ 932,000